Employee Benefits and Private Pension Plan - Post-employment Benefits (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Total		R$ 215,719	R$ 284,724	R$ 272,867
Current		21,082	27,077
Non-current		194,637	257,647
Health and dental care plan [member]
Disclosure of defined benefit plans [line items]
Total	[1]	159,867	200,318
Indemnification of FGTS [member]
Disclosure of defined benefit plans [line items]
Total		38,617	53,952
Seniority bonus [member]
Disclosure of defined benefit plans [line items]
Total	[2]	5,570	16,336
Life insurance [member]
Disclosure of defined benefit plans [line items]
Total	[1]	R$ 11,665	R$ 14,118

[1]	Only IPP, Tropical and Iconic.
[2]	In 2021, there was a change in the seniority bonus policy for retirement, with a reduction in the benefit (Ultragaz and Ipiranga).